REORGANIZATION	12 Months Ended
Mar. 31, 2020
REORGANIZATION [Abstract]
REORGANIZATION
Note 2 — REORGANIZATION

On the Petition Date, the Debtors filed the Chapter 11 Cases in the Bankruptcy Court seeking relief under Chapter 11 of the Bankruptcy Code. On October 8, 2019, the Bankruptcy Court entered an order confirming the Plan and on October 31, 2019, in accordance with the terms of the Plan and such confirmation order, the Plan became effective and the Debtors emerged from bankruptcy.

Restructuring Support Agreement

On May 10, 2019, the Company entered into an initial Restructuring Support Agreement (the “Initial RSA”) with (i) certain holders of the Company’s 8.75% Senior Secured Notes due 2023 (the “8.75% Senior Secured Notes”) and (ii) the guarantors of the 8.75% Senior Secured Notes (the “Secured Guarantors”), to support a restructuring of the Company. On June 27, 2019, the Company entered into an amendment and restatement of the Initial RSA and on July 24, 2019, the Company entered into a second amendment and restatement thereof (as so amended and restated, the “Second Amended RSA”).

Upon emergence, the Company implemented the provisions of the Second Amended RSA in accordance with the Plan on the Effective Date as follows:

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The 8.75% Senior Secured Notes were cancelled and holders thereof received (a) payment in full in cash of any accrued and unpaid pre- and post-petition interest at the non-default contract rate (except to the extent otherwise paid as adequate protection pursuant to the cash collateral order and not recharacterized or otherwise avoided but not including any make-whole or prepayment premium), (b) after giving effect to the payment in clause (a), cash in an amount equal to 97% of such holder’s allowed claims in respect of the 8.75% Senior Secured Notes and (c) rights to participate in the Rights Offering (as defined below).

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The Company’s 6¼% Senior Notes due 2022 (the “6¼% Senior Notes”) and 4½% Convertible Senior Notes due 2023 (the “4½% Convertible Senior Notes” and, together with the 6¼% Senior Notes, the “Unsecured Notes”), together with the associated indentures (the “Unsecured Notes Claims”), were cancelled and a holder of allowed claims in respect of Unsecured Notes Claims received (a) if such holder was a 4(a)(2) Eligible Holder (as defined in the Plan), its pro rata share of (x) an unsecured equity pool and (y) rights to participate in the Rights Offering, (b) if such holder was not a 4(a)(2) Eligible Holder, either (x) its pro rata share of an unsecured equity pool and rights to participate in the Rights Offering or (y) its pro rata share of the GUC Cash Distribution Amount (as defined in the Plan).

•
The Predecessor Company’s financing facility (the “DIP Facility”) under the DIP Credit Agreement (as defined below) was refinanced and replaced with the Term Loan Agreement (as defined below), which was subsequently amended and extended (refer to Note 8 for credit agreement definitions and further details regarding the credit agreements).

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Claims under the DIP Facility were settled with the issuance of new common stock, par value $0.0001, of the Company, as reorganized pursuant to the Plan (the “New Common Stock”), and new preferred stock, par value $0.0001, of the Company, as reorganized pursuant to the Plan (the “New Preferred Stock” and, together with the New Common Stock, the “New Stock”), equal to the principal and Equitization Consent Fee (as defined below). The lenders under the DIP Credit Agreement also received a fee equal to 10% of the amount of the DIP Facility of $150 million paid in New Stock (the “Equitization Consent Fee”). In accordance with the DIP Credit Agreement, the DIP Facility matured on the Effective Date; the principal balance and the accreted Equitization Consent Fee were converted into 3,490,010 shares of New Common Stock and 634,269 shares of New Preferred Stock.

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Trade vendor claims were paid in full or otherwise continue as impaired. General unsecured creditors were impaired and received a distribution on account of their claims in the form of New Stock or cash.

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The Predecessor Company’s common stock, par value $0.01 per share (“Predecessor Common Stock”), and all options, warrants, rights, restricted stock units or other securities or agreements to acquire Predecessor Common Stock, were cancelled as of the Effective Date.

•	The Company amended and restated its certificate of incorporation and its bylaws.

•	The Company appointed new members to the Successor Company’s board of directors to replace directors of the Predecessor Company.

•	The Predecessor’s equity award agreements under prior incentive plans, and the awards granted pursuant thereto, were extinguished, canceled and discharged.

•	The Compensation Committee of the Board of Directors of the Company (the “Board”) authorized the MIP (as defined below) which granted awards in New Stock.

•
A $385 million Rights Offering was issued for new equity of the Successor. Pursuant to the Rights Offering, eligible participants purchased their pro rata share of 58.22% of the total number of shares of New Stock issued (except for the New Stock issued under the MIP). The Rights Offering was backstopped by certain parties for a commitment premium that was paid with an additional 5.83% of the New Stock (except for the New Stock issued under the MIP), or 1,059,211 shares of New Preferred Stock.

•	The Company issued:

•	approximately 1,300,000 shares of New Common Stock to holders of the 8.75% Senior Secured Notes;

•	approximately 9,900,000 shares of New Common Stock to holders of the Unsecured Notes and holders of General Unsecured Claims (as defined in the Plan);

•	approximately 900,000 shares of New Preferred Stock to holders of the 8.75% Senior Secured Notes; and

•	approximately 5,900,000 shares of New Preferred Stock to holders of the Unsecured Notes.

See Notes 8 and 15 for further information regarding the Company’s Successor and Predecessor debt and equity instruments.

Backstop Commitment Agreement

On July 24, 2019, the Company entered into the Backstop Commitment Agreement (the “Backstop Commitment Agreement”) with the other parties thereto (the “Commitment Parties”), pursuant to which the Commitment Parties agreed to backstop a total $385 million new money rights offering (the “Rights Offering”) of New Stock. In accordance with the Plan and certain Rights Offering procedures filed as part of the Plan, the Company granted a group of holders representing approximately 99.3% of the 8.75% Senior Secured Notes, the Secured Guarantors and a group of holders representing approximately 73.6% of the Unsecured Notes, including certain Commitment Parties who are holders of the Unsecured Notes (the “Unsecured Commitment Parties”) or holders of the Secured Notes (the “Secured Commitment Parties”), and holders of certain other unsecured claims (collectively with the holders of the Unsecured Notes, the “Unsecured Claims”), the right to purchase shares of New Stock (the “Rights Offering Shares”), which were comprised of 91.825% of New Common Stock and 8.175% of New Preferred Stock, for an aggregate purchase price of, in the case of the Unsecured Claims, $347.5 million (the “Unsecured Rights Offering Amount”) and, in the case of the holders of the Secured Notes, $37.5 million (the “Secured Rights Offering Amount” and, together with the Unsecured Rights Offering Amount, the “Rights Offering Amount”). Under the Backstop Commitment Agreement, the Commitment Parties agreed to purchase any Rights Offering Shares that were not duly subscribed for pursuant to the Rights Offering (the “Unsubscribed Shares”) at the Per Equity Share Purchase Price (as defined in the Backstop Commitment Agreement).

Under the Backstop Commitment Agreement, the Debtors agreed to pay (i) on the earlier of the closing date of the transactions contemplated by the Backstop Commitment Agreement or the termination of the Backstop Commitment Agreement, a backstop commitment fee (the “Backstop Commitment Fee”) in, at the election of the Commitment Parties, New Stock equal to 10% of (a) the Unsecured Rights Offering Amount to the Unsecured Commitment Parties and (b) the Secured Rights Offering Amount to the Secured Commitment Parties and (ii) both as promptly as reasonably practicable after entry of the BCA Approval Order (as defined in the Backstop Commitment Agreement) and on a monthly basis thereafter, all reasonably incurred and documented professional fees of the Commitment Parties. The Backstop Commitment Fee was paid in New Stock to the Commitment Parties pro rata based on the amount of their respective backstop commitments.

The rights to purchase Rights Offering Shares (excluding Unsubscribed Shares) in the Rights Offering were issued in reliance upon the exemption from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to section 1145 of the Bankruptcy Code. A portion of the New Common Stock issued in the Rights Offering was issued in reliance upon such exemption, and a portion of the New Common Stock and all of the New Preferred Stock were issued in reliance upon the exemption from registration under the Securities Act provided by Section 4(a)(2) thereof or another available exemption from registration thereunder. The offer and sale of the Unsubscribed Shares purchased by the Commitment Parties pursuant to the Backstop Commitment Agreement were made in reliance upon the exemption from registration under the Securities Act provided by Section 4(a)(2) thereof or another available exemption from registration thereunder. As a condition to the closing of the transactions contemplated by the Backstop Commitment Agreement, the Company entered into a registration rights agreement with certain Commitment Parties requiring the Company, subject to the terms and conditions thereof, to register the Commitment Parties’ securities under the Securities Act. The Rights Offering closed on October 10, 2019.

The Commitment Parties’ commitments to backstop the Rights Offering and the other transactions contemplated by the Backstop Commitment Agreement were conditioned upon satisfaction of all applicable conditions set forth therein. The Rights Offering Shares were issued pursuant to the Rights Offering and the Backstop Commitment Agreement on the Effective Date.